Goodwill And Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets, Net	GOODWILL AND OTHER INTANGIBLE ASSETS, NET
A.    COMPOSITION OF IDENTIFIABLE INTANGIBLE ASSETS:

	December 31, 2022	December 31, 2021
Original cost:
Technology	$402,592	$417,636
Customer relations	392,584	401,899
Trademarks and other	224,110	216,945
	1,019,286	1,036,480
Accumulated amortization:
Technology	246,126	253,801
Customer relations	147,104	135,816
Trademarks and other	193,323	177,740
	586,553	567,357
Amortized cost	$432,733	$469,123

B.    EXPENSES

Amortization expenses amounted to $49,227, $47,023 and $39,440 for the years ended December 31, 2022, 2021 and 2020, respectively.

C.    AMORTIZATION EXPENSES FOR FIVE SUCCEEDING YEARS

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

2023		$44,026
2024		35,093
2025		33,999
2026		33,993
2027	and thereafter	285,622
		$432,733

D.    CHANGES IN GOODWILL

Changes in goodwill during 2022 were as follows:

	Aerospace	C4I and Cyber	ISTAR and EW	Land	ESA	2022
Balance, at January 1	$62,298	$316,656	$110,620	$652,448	$408,530	$1,550,552
Additions (1)	—	—	21,217	—	2,386	23,603
PPA adjustment (2)	—	—	—	—	(10,260)	(10,260)
Reduction related to deconsolidation of a subsidiary	—	—	—	(1,888)	—	(1,888)
Net translation differences (3)	(365)	(1)	(1,458)	(57,689)	—	(59,513)
Balance, at December 31	$61,933	$316,655	$130,379	$592,871	$400,656	$1,502,494

(1)Additions related to acquisitions. See Notes 1D(1) and 1D(2).
(2)Adjustment related to PPA of a subsidiary acquired in 2021. See Note 1D(4).
(3)Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.